Insurance Contract Liabilities - Provision for unearned premiums, gross (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contract Liabilities
Gross premiums written attributable to European Run-off		$ 146.5
Gross premiums earned attributable to European Run-off		115.9
Insurance contracts, Gross
Insurance Contract Liabilities
Provision for unearned premiums - January 1	$ 8,397.5	7,222.4
Gross premiums written	23,796.0	18,979.4
Less: gross premiums earned	(21,673.6)	(17,782.9)
Acquisitions of subsidiaries	64.1
Divestiture of subsidiary	(62.9)
Foreign exchange effect and other	(83.4)	(21.4)
Provision for unearned premiums - December 31	$ 10,437.7	$ 8,397.5